PRINCIPAL ACCOUNTING POLICIES - Intangible assets, net and Impairment of long lived assets and intangible assets with definite lives (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Impairment of long lived assets and intangible assets with definite lives
Impairment of long-lived assets	¥ 0	¥ 0
Goodwill impairment loss	¥ 13,200		¥ 13,200
Software copyright
INTANGIBLE ASSETS, NET
Estimated useful lives (n years)	5 years